Receivables - Schedule Of Current Receivables (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Chargebacks of accounts receivable	$ 200	$ 157	$ 129